Share Capital - Summary of Weighted Average Grant Date Fair Values (Detail)	12 Months Ended
	Dec. 31, 2023 CAD ($) yr $ / shares	Dec. 31, 2022 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected stock price volatility	61.24%	62.38%
Expected life of options | yr	5	5
Risk free interest rate	3.67%	2.87%
Expected forfeitures	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted | $	$ 4.48	$ 3.01
Weighted average exercise price | $ / shares	$ 8.15	$ 5.47